Future accounting developments	12 Months Ended
Oct. 31, 2020
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Future accounting developments
5	Future Accounting Developments
The Bank actively monitors developments and changes in accounting standards from the IASB, as well
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s requirements from the other regulatory bodies, including OSFI. The Bank is currently assessing the measurement impact of the adoption of new standards issued by the IASB will have on its consolidated financial statements and also evaluating the alternative elections available on transition.
Effective November 1, 2020
Definition of business
On October 22, 2018, the IASB issued a narrow-scope amendment to IFRS 3 Business Combination. The amendments will help companies determine whether an acquisition is of a business or a group of assets. Distinguishing between a business and a group of assets is important because an acquirer recognizes goodwill only when acquiring a business. The amendments apply to transactions for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020. Earlier adoption is permitted. The amendments will apply prospectively to new transactions occurring after November 1, 2020.

Effective November 1, 2021
Interest rate benchmark reform
On August 27, 2020, the IASB issued Interest Rate Benchmark Reform – Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (the “amendments”). The amendments introduce a practical expedient to account for a change in the basis for determining the contractual cash flows of financial instruments that are impacted by interest rate benchmark reform (“IBOR reform”). Under the practical expedient, the Bank will not derecognize or adjust the carrying amount of financial instruments for modifications required by IBOR reform, but will instead update the effective interest rate to reflect the change in the interest rate benchmark. The practical expedient will be applied when the modification is required as a direct consequence of IBOR reform, and the new basis for determining the contractual cash flows is economically equivalent to the previous basis. A similar practical expedient will be applied for lessees when accounting for lease modifications is impacted by IBOR reform. In conjunction, the amendments also provide relief from specific hedge accounting requirements, such that existing hedge relationships directly impacted by IBOR reform will not be subject to discontinuation, and new hedging relationships that do not qualify under the current standards will be permitted, if changes to the hedge relationships are within the scope of the amendments.
Under the amendments, additional disclosures are required in the financial statements to outline the effect of the reform on the financial instruments and risk management strategy. The amendments are effective for the Bank from November 1, 2021, with earlier application permitted. The amendments apply retrospectively, but the Bank is not required to restate comparative information. The Bank has established an enterprise wide program to ensure the smooth transition from IBORs to alternative benchmark rates, focusing on quantifying exposures, providing trade capabilities, evaluating existing contracts and assessing technologies. The Bank is reviewing contracts that reference IBORs with considerations to those extending past 2021. The transition plan integrates guidance from industry groups as well as regulatory bodies
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 The Bank is currently assessing the impact and disclosure requirements from the amendments.
Effective November 1, 2023
Insurance Contracts
On May 18, 2017, the IASB issued IFRS 17 Insurance Contracts, which provides a comprehensive principle-based framewor
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 for the measurement and presentation of all insurance contracts. The new standard will replace IFRS 4 Insurance Contracts and requires insurance contracts to be measured using current fulfillment cash flows and for revenue to be recognized as the service is provided over the coverage period. The standard is required to be adopted retrospectively; if this is impractical, the modified retrospective or fair value method may be used.
On June 25, 2020, the IASB issued amendments to IFRS 17 Insurance Contracts. The amendments are designed to make it easier for companies to explain their financial performance, reduce costs due to simplification of some requirements in the standard and ease transition by deferring the effective date of the standard by two years. The standard will be effective as of November 1, 2023 for the Bank. As part of its ongoing implementation project for the standard, the Bank will consider the amendments on the scope, recognition, measurement and presentation of insurance contracts. The Bank continues to monitor developments related to the standard and industry discussions on the application of the standard.
The implementation of IFRS 17 is a multi-year project consisting of technology upgrades and policy and process changes. The project structure and governance has been established along with a Project Management Office to assist the Executive Steering and Project Operations Committees. The committees comprise of representatives from Global Finance, Global Insurance Actuarial Services, Information Technology and the Insurance Business Operation. The Bank will require new technology to manage the insurance business and prepare additional disclosures, for the separate insurance legal entity financial statements, under the new standard. The Bank continues to assess and formulate the accounting policies under IFRS 17 in order to quantify the impact of the new standard.